Business Combinations - Summary of Purchase Consideration, Net Assets Acquired and Goodwill (Detail) - Tesitura Unbertino € in Thousands	Jun. 04, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Consideration paid	€ 5,880
Contingent consideration	1,170
Total consideration	€ 7,050